Revenue - Schedule of Disaggregation of Net Sales by Market Geography (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Disaggregation of Revenue [Line Items]
Net sales	$ 843	$ 723	$ 3,102	$ 2,715	$ 2,469
U.S.(1)
Disaggregation of Revenue [Line Items]
Net sales	240	212	917	903	833
International
Disaggregation of Revenue [Line Items]
Net sales	$ 603	$ 511	$ 2,185	$ 1,812	$ 1,636